Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments
We did not have any derivative financial instruments during the years ended December 31, 2019 and 2018.
Profit or loss sharing agreement
In February 2015, we took delivery of an LR2 product tanker on a time charter-in arrangement for one year at $21,050 per day with an option to extend the charter for an additional year at $22,600 per day. We also entered into a profit and loss sharing agreement whereby 50% of the profits and losses relating to this vessel above or below the charterhire rate were shared with a third party who neither owns nor operates this vessel. This agreement was settled in January 2017.
This profit and loss agreement was recorded as a derivative, recorded at fair value through profit or loss, with the resultant gain or loss recognized in the consolidated statement of income or loss. Changes in fair value were recorded as unrealized gains or losses and actual earnings were recorded as realized gains or losses on derivative financial instruments within the consolidated statement of income or loss. The fair value of this instrument was determined by comparing published time charter rates to the charter rate in the agreement and discounting these cash flows to their present value.
The following activity relating to this instrument was recorded during the year ended December 31, 2017:

	Fair value adjustments
	Statement of income
Amounts in thousands of U.S. dollars	Realized (loss) / gain	Unrealized gain / (loss)	Recognized in equity

Profit and loss agreement	$(116)	$—	$—

Total year ended December 31, 2017	$(116)	$—	$—